INCOME TAXES - Reconciliation of Unrecognized Tax Benefit (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefit at beginning of year	$ 85	$ 91	$ 80
Gross increases – tax positions in prior years	3	9	6
Gross decreases – tax positions in prior years	(2)	(1)	0
Gross increases – tax positions in current year	5	16	7
Gross decrease – tax positions in current year	(2)	0	0
Settlement	(13)	0	0
Lapse of statutes of limitations	(4)	(30)	(2)
Unrecognized Tax Benefit at End of Year	$ 72	$ 85	$ 91